Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,887,895)	$ (12,407,127)	$ (24,330,415)
Depreciation and amortization			696,000
Impairment	586	5,200,000
Equity loss of subsidiaries	6,758,760	6,130,017	14,399,862
Other current assets	2,092,587	(370,674)	70,245
Other payable	(608,850)	(1,800,897)	(58,565)
Due from subsidiaries and the VIE	50,476	1,196	(2,607,402)
Other non-current assets	(586)	(137,034)	8,440,200
Net cash provided by (used) in operating activities	1,405,078	(3,384,519)	(3,390,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(9,999,600)
Purchase of intangible assets
Advance paid for agent license			(4,600,000)
Net cash used in investing activities	(9,999,600)		(4,600,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	10,000,000	4,290,000
Payment for deferred offering costs	(59,588)	(1,989,777)
Net cash provided by financing activities	9,940,412	2,300,223
Effect of exchange rate changes
Net increase (decrease) increase in cash	1,345,890	(1,084,296)	(7,990,075)
Cash at beginning of year	10,711	1,095,007	9,085,082
Cash at end of year	1,356,601	10,711	1,095,007
Shares issued for acquisition of subsidiaries	$ 3,100,000